INVESTMENTS (Details Narrative)	3 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 CAD ($) shares
Publicly Listed Company [Member]
Disclosure of detailed information about investment property [line items]
Number of common shares holds | shares	1,428,571	1,428,571
Common shares holding value | $		$ 500,000
Private Company [Member]
Disclosure of detailed information about investment property [line items]
Number of common shares holds | shares	50,000	50,000
Common shares holding value | $	$ 100,000